Income tax (credit)/expense - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Provision for income tax	$ (269,359)	$ (244,816)	$ 2,568,522
Hong Kong
Income Tax Disclosure [Line Items]
Applicable tax rate (%)	16.50%	16.50%
Provision for income tax			$ 0